INVENTORIES	6 Months Ended
Jun. 30, 2021
Disclosure Of Inventories Abstract
INVENTORIES

4. INVENTORIES

	June 30	December 31
	2021	2020
	$	$
Ore stockpiles (1)	437	453
Concentrate inventory (1)	436	4
Production spare parts	2,687	2,441
Obsolescence provision - spare parts	(495)	(523)
Inventories	3,065	2,375

(1)	Change in inventories included in cost of sales (Note 13.a) excludes balance sheet driven currency translation adjustment of $11 for the six months ended June 30, 2021.